Other non-current assets	6 Months Ended
Jun. 30, 2017
Other non-current assets [Abstract]
Other non-current assets
8. Other non-current assets
The amount of other non-current assets shown in the accompanying condensed consolidated balance sheets is analyzed as follows:
	December 31, 2016	June 30, 2017
Deferred mobilization expenses	$5,564	$4,828
Intangible assets, net	1,845
Prepaid investments	425	-
Total	$7,834	$4,828